UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number: _________
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Leo Kirby                 New York, N.Y.           November 10, 2004
-------------------------    --------------------------    ---------------------
      [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                                  -----------
Form 13F Information Table Entry Total:               41
                                                  -----------
Form 13F Information Table Entry Value:             249,763
                                                  -----------
                                                  (thousands)


List of Other Included Managers:  None



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
                                                     Form 13F Information Table

          Column 1                Column 2      Column 3   Column 4  Column 5             Column 6    Column 7       Column 8
          --------                --------      --------   --------  --------             --------    --------       --------

                                   Title of                 Value    Shrs or    Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer              Class       Cusip      (x$1000)  Prn Amt    Prn  Call Discretion  Managers  Sole     Shared None
        --------------              -----       -----      --------  -------    ---  ---- ----------  --------  ----     ------ ----

Aclara Biosciences Inc.            COM         00461P106        91      23,199  SH        SOLE                     23,199
Adolor Corp.                       COM         00724X102     2,603     231,414  SH        SOLE                    231,414
Alexion Pharmaceuticals Inc.       COM         015351109     6,659     369,938  SH        SOLE                    369,938
Alkermes Inc.                      COM         01642T108     1,824     158,059  SH        SOLE                    158,059
Amgen Inc.                         COM         031162100    10,507     184,954  SH        SOLE                    184,954
Amylin Pharmaceuticals Inc.        COM         032346108    19,555     952,982  SH        SOLE                    952,982
Array Biopharma Inc.               COM         04269X105       164      23,474  SH        SOLE                     23,474
Atherogenics Inc.                  COM         047439104     7,688     233,325  SH        SOLE                    233,325
Barrier Therapeutics Inc.          COM         06850R108     7,300     600,302  SH        SOLE                    600,302
Cephalon Inc.                      COM         156708109     1,518      31,689  SH        SOLE                     31,689
Cytokinetics Inc.                  COM         23282W100     1,573     118,300  SH        SOLE                    118,300
Dynavax Technologies Corp.         COM         268158102       322      59,100  SH        SOLE                     59,100
GTX Inc. Del                       COM         40052B108     2,284     195,900  SH        SOLE                    195,900
Human Genome Sciences Inc.         COM         444903108       164      15,051  SH        SOLE                     15,051
Incyte Corp.                       COM         45337C102    29,025   3,014,070  SH        SOLE                  3,014,070
Insmed Inc.                        COM         457669208        82      48,900  SH        SOLE                     48,900
Intermune Inc.                     COM         45884X103     1,614     136,927  SH        SOLE                    136,927
Intrabiotics Pharmaceuticals       COM         46116T506     3,730     932,476  SH        SOLE                    932,476
Ligand Pharmaceuticals Inc.        CL B        53220K207     1,740     173,657  SH        SOLE                    173,657
Myogen Inc.                        COM         62856E104     9,725   1,200,589  SH        SOLE                  1,200,589
Myriad Genetics Inc.               COM         62855J104       648      37,888  SH        SOLE                     37,888
Nastech Pharmaceutical Inc.        COM         631728409     3,003     210,180  SH        SOLE                    210,180
Neurogen Corp.                     COM         64124E106    34,406   5,325,999  SH        SOLE                  5,325,999
Nitromed Inc.                      COM         654798503     6,818     286,000  SH        SOLE                    286,000
Onyx Pharmaceuticals Inc.          COM         683399109     5,690     132,300  SH        SOLE                    132,300
Oscient Pharmaceuticals Corp.      COM         68812R105       756     213,037  SH        SOLE                    213,037
Pharmacyclics Inc.                 COM         716933106       364      35,300  SH        SOLE                     35,300
Pozen Inc.                         COM         73941U102       685      78,400  SH        SOLE                     78,400
Praecis Pharmaceuticals Inc.       COM         739421105       110      50,100  SH        SOLE                     50,100
Renovis Inc.                       COM         759885106       123      15,396  SH        SOLE                     15,396
Rigel Pharmaceuticals Inc.         COM         766559603       205       8,101  SH        SOLE                      8,101
Seattle Genetics Inc.              COM         812578102     1,512     230,166  SH        SOLE                    230,166
Senomyx Inc.                       COM         81724Q107     7,637     848,639  SH        SOLE                    848,639
Sequenom Inc.                      COM         817337108       383     403,543  SH        SOLE                    403,543
Transkaryotic Therapies Inc.       COM         893735100     1,517      85,581  SH        SOLE                     85,581
Trimeris Inc.                      COM         896263100    54,216   3,602,369  SH        SOLE                  3,602,369
Vicuron Pharmaceuticals Inc.       COM         926471103       182      12,400  SH        SOLE                     12,400
Virologic Inc.                     COM         92823R201     1,140     569,799  SH        SOLE                    569,799


Incyte Genomics Notes 5.5%
  2/01/2007                        CONV BONDS  45337CAC6     2,475   2,500,000  PRN       SOLE                  2,500,000
Regeneron Conv Notes 5.5%
  10/17/08 (144A)                  CONV BONDS  75886FAA5    15,203  16,822,000  PRN       SOLE                 16,822,000
Regeneron Conv Notes 5.5%
  10/17/08                         CONV BONDS  75886FAB3     4,519   5,000,000  PRN       SOLE                  5,000,000
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